SUPPLEMENT TO THE PROSPECTUSES AND
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                                       OF
                             EVEGREEN BALANCED FUNDS
                        EVERGREEN DOMESTIC EQUITY FUNDS I
                       EVERGREEM DOMESTIC EQUITY FUNDS II
                    EVERGREEN GLOBAL AND INTERNATIONAL FUNDS
                 EVERGREEN INTERMEDIATE AND LONG TERM BOND FUNDS
                          EVERGREEN MONEY MARKET FUNDS
                     EVERGREEN NATIONAL MUNICIPAL BOND FUNDS
                             EVERGREEN SECTOR FUNDS
                  EVERGREEN SOUTHERN STATE MUNICIPAL BOND FUNDS
                      EVERGREEN STATE MUNICIPAL BOND FUNDS

                           (collectively, the "Funds")

     All shares purchased after November 1, 2002 will be subject to the following revised Class B disclosures.

     The paragraph describing Class B shares under the section titled "HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU" in each Fund's prospectus is replaced with the following:

Class B

If you select Class B shares, you do not pay a front-end sales charge, so the entire amount of your purchase is invested in the Fund. However, your shares are subject to 12b-1 fees. In addition, you may pay a deferred sales charge if you redeem your shares within six years after the month of purchase. After eight years, Class B shares automatically convert to Class A shares.

The amount of the maximum deferred sales charge depends on the length of time the shares are held, as shown below:

                                                                Maximum Deferred
Time Held                                                         Sales Charge
Month of Purchase + First 12 Month Period                            5.00%
Month of Purchase + Second 12 Month Period                           4.00%
Month of Purchase + Third 12 Month Period                            3.00%
Month of Purchase + Fourth 12 Month Period                           3.00%
Month of Purchase + Fifth 12 Month Period                            2.00%
Month of Purchase + Sixth 12 Month Period                            1.00%
Thereafter                                                           0.00%
After 8 years                                                Converts to Class A
Dealer Allowance                                                     4.00%

The maximum deferred sales charge may be reduced for certain investors.

Under each Fund's "Example of Fund Expenses," the Class B share example numbers assuming no redemption at the end of ten years are revised as follows:

Example of Fund Expenses

        ------------------------------------------ ------------ ----------------------------------------- ------------
        Aggressive Growth Fund                     $2,144       New Jersey Municipal Bond Fund            $1,666
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Asset Allocation Fund                      $1,930       North Carolina Municipal Bond Fund        $1,710
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Balanced Fund                              $1,831       Omega Fund                                $2,197
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Blue Chip Fund                             $2,113       Pennsylvania Municipal Bond Fund          $1,463
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Capital Growth Fund                        $2,365       Precious Metals Fund                      $2,822
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Connecticut Municipal Bond Fund            $1,810       Premier 20 Fund                           $2,601
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Core Bond Fund                             $1,576       Select Strategic Growth Fund              $1,886
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Diversified Bond Fund                      $2,005       Short-Intermediate Municipal Bond Fund    $1,647
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Emerging Growth Fund                       $1,919       Small Cap Value Fund                      $2,479
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Emerging Markets Growth Fund               $3,237       South Carolina Municipal Bond Fund        $1,743
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Equity Income Fund                         $2,166       Special Equity Fund                       $2,407
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Equity Index Fund                          $1,777       Special Values Fund                       $2,100
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Evergreen Fund                             $2,376       Stock Selector Fund                       $1,962
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Florida High Income Municipal Bond Fund    $1,853       Strategic Income Fund                     $2,113
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Florida Municipal Bond Fund                $1,688       Strategic Value Fund                      $1,886
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Foundation Fund                            $2,229       Tax Strategic Equity Fund                 $2,611
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Georgia Municipal Bond Fund                $1,754       Tax Strategic Foundation Fund             $2,197
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Global Leaders Fund                        $2,652       Technology Fund                           $3,406
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Global Opportunities Fund                  $2,672       U.S. Government Fund                      $1,821
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Growth Fund                                $2,229       U.S. Government Money Market Fund         $1,878
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Growth and Income Fund                     $2,376       Utility and Telecommunications Fund       $2,187
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Health Care Fund                           $2,851       Value Fund                                $1,951
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        High Grade Municipal Bond Fund             $1,853       Virginia Municipal Bond Fund              $1,710
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        High Income Municipal Bond Fund            $1,842
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        High Yield Bond Fund                       $2,091
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        International Growth Fund                  $2,048
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Large Company Growth Fund                  $1,875
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Maryland Municipal Bond Fund               $1,799
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Masters Fund                               $2,530
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Money Market Fund                          $1,668
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Municipal Bond Fund                        $1,688
        ------------------------------------------ ------------ ----------------------------------------- ------------

     The section of the Funds' SAI entitled "SERVICE FEES AND COMMISSIONS PAID TO INVESTMENT PROFESSIONALS" is revised as follows:

EDI pays commissions, also referred to as a Dealer Allowance, to investment firms for sales of Class B shares in the amount of 4.00% of shares sold at the time of purchase.

     In addition, the section of the Fund's SAI entitled "PURCHASE AND REDEMPTION OF SHARES" is revised as follows:

Class B Shares

         Class B shares that have been outstanding for eight years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to Evergreen Service Company, LLC (ESC).


November 1, 2002                                                  563883 (11/02)